Share capital and reserves (Detail) - Stock Options - Number/Weighted Average Exercise Price	6 Months Ended
Jun. 30, 2018 USD ($) shares
Notes to Financial Statements
Options Outstanding, December 31, 2017 | shares	9,364,433
Granted | shares	520,000
Exercised | shares	(251,335)
Forfeited or expired | shares	(2,478,198)
Options Outstanding, June 30, 2018 | shares	7,154,900
Weighted Average Exercise Price, Outstanding, Beginning | $	$ 3.47
Weighted Average Exercise Price, Granted | $	2.92
Weighted Average Exercise Price, Exercised | $	3.89
Weighted Average Exercise Price, Forfeited or expired | $	3.76
Weighted Average Exercise Price, Outstanding, End | $	$ 3.32